Lease Obligations - Summary of Lease Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Obligations [Line Items]
Acquisition (note 5)	$ 27,987		$ 47,007
Lease payments	(1,008)	$ (420)	(292)
Dispositions		(10,457)
Interest expense	776
Current portion	5,701	409
Long-term	27,769	1,031
IFRS 16
Disclosure Of Lease Obligations [Line Items]
Balance, beginning of year	1,440	16,949
Acquisition (note 5)	29,481
Liabilities incurred	4,514	763
Lease payments	(2,721)	(937)
Dispositions	(20)	(735)
Interest expense	776	416
Foreign currency translation	0	(122)
Balance, end of year	33,470	1,440	$ 16,949
Current portion	5,701	409
Long-term	27,769	1,031
Bridge Farm | IFRS 16
Disclosure Of Lease Obligations [Line Items]
Dispositions	$ 0	$ (14,894)